OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Foreign currency translation
Net unrealized foreign currency translation (losses) gains in respect of foreign operations	$ (161)	$ (874)	$ 0	$ (709)
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	0	0	26	0
Gains (losses) on hedges of net investments in foreign operations, net of income taxes for the three and six months ended Jun. 30, 2019 of ($1) million and nil (2018 – ($9) million and ($5) million)(1)	86	338	49	208
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	0	0	2	0
Foreign currency translation	(75)	(536)	77	(501)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2019 of ($2) million and ($5) million (2018 – ($11) million and ($12) million)	(8)	23	(40)	53
Cash flow hedges	(8)	23	(40)	53
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	0	(2)	(1)	(1)
Gains (losses) on derivatives designated as cash flow hedges	(49)	8	(51)	22
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	0	0	1	0
Equity accounted investments	(49)	6	(51)	21
Items that will not be reclassified to net income:
Unrealized (losses) on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2019 of ($1) million and nil (2018 – nil and $2 million)	0	1	1	(4)
Net remeasurement (losses) on defined benefit obligations	(1)	2	(1)	2
Revaluation surplus	0	2	0	2
Items that will not be reclassified to net income:	(1)	5	0	0
Total other comprehensive income (loss)	$ (133)	$ (502)	$ (14)	$ (427)